Long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Current Maturities [Abstract]
Principal	$ 1,857.5	$ 1,679.7
Back end fee	42.8	33.8
Effective Interest rate adjustments on PPL and Keppel Delivery Financing	13.4	8.4
Deferred finance charges	(7.5)	(12.1)
Total	1,906.2	1,709.8
Hayfin Loan Facility
Long-term Debt, Current Maturities [Abstract]
Principal	195.0	195.0
Syndicated Senior Secured Credit Facilities
Long-term Debt, Current Maturities [Abstract]
Principal	270.0	270.0
New Bridge Revolving Credit Facility
Long-term Debt, Current Maturities [Abstract]
Principal	30.0	25.0
Convertible Bonds
Long-term Debt, Current Maturities [Abstract]
Principal	350.0	350.0
Delivery Financing from PPL
Long-term Debt, Current Maturities [Abstract]
Principal	753.3	753.3
Keppel Rigs
Long-term Debt, Current Maturities [Abstract]
Principal	$ 259.2	$ 86.4